SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Changes in Allowance for Doubtful Accounts
The changes in the allowance for doubtful accounts, included on the consolidated balance sheets as an offset to “Accounts and notes receivable,” for the three years ended December 31, 2010 were as follows (in millions):

	Balance at Beginning of year	Expense	Write-offs and Other	Balance at End of Year

2010	$10	--	$(2)	$8
2009	$8	$3	$(1)	$10
2008	$12	$1	$(5)	$8

Inventories	Inventories at December 31, 2010 and 2009 were as follows (in millions):
	2010	2009

Sugar and coffee inventories	$16	$28
Materials and supplies inventories	19	15
Total	$35	$43

Estimated Useful Lives of Property
Estimated useful lives of property are as follows:

Classification	Range of Life (in years)

Vessels	10 to 40
Buildings	10 to 40
Water, power and sewer systems	5 to 50
Machinery and equipment	2 to 35
Other property improvements	3 to 35

Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2009 were as follows (in millions):
Goodwill

Balance, December 31, 2008	$26
Additions	1
Balance, December 31, 2009	27
Additions	--
Balance, December 31, 2010	$27

Intangible Assets
Intangible assets for the years ended December 31 included the following (in millions):

	2010		2009
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortized intangible assets:
Customer lists	$12	$(5)	$12	$(4)
In-place leases	15	(7)	11	(4)
Other	11	(5)	8	(4)
Total assets	$38	$(17)	$31	$(12)

Estimated Amortization Expenses Related to Intangibles Over the Next Five Years	Estimated amortization expenses related to intangibles over the next five years are as follows (in millions):
Estimated Amortization

2011	$5
2012	3
2013	3
2014	2
2015	2

Denominator Used to Compute Basic and Diluted Earnings per Share
The denominator used to compute basic and diluted earnings per share is as follows (in millions):

	2010	2009	2008

Denominator for basic EPS: weighted average shares outstanding	41.2	41.0	41.2
Effect of dilutive securities:
Outstanding stock options and non-vested stock units	0.3	0.1	0.3
Denominator for diluted EPS: weighted average shares outstanding	41.5	41.1	41.5

Components of Accumulated Other Comprehensive Income, Net of Taxes
The components of accumulated other comprehensive loss, net of taxes, were as follows for the years ended December 31 (in millions):

	2010	2009	2008
Unrealized components of benefit plans:
Pension plans	$(73)	$(73)	$(90)
Postretirement plans	(4)	--	1
Non-qualified benefit plans	(4)	(6)	(5)
SSAT pension plan and other	(1)	(2)	(2)
Accumulated other comprehensive loss	$(82)	$(81)	$(96)